Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Schedule of basic earnings per share

	2017	2016	2015

Numerator
Net income attributable to the shareholders of the Company	1,085,265	1,654,848	342,185

Denominator
Weighted average number of common shares outstanding	553,239,488	553,590,604	553,591,112

Basic earnings per share (in Reais)	1.96	2.99	0.62

Schedule of diluted earnings per share

	2017	2016	2015

Numerator
Net income attributable to the shareholders of the Company	1,085,265	1,654,848	342,185

Denominator
Weighted average number of common shares outstanding	553,239,488	553,590,604	553,591,112
Dilution effect
Stock options	751,022	892,132	687,840

Number of common shares outstanding adjusted according to dilution effect	553,990,510	554,482,736	554,278,952

Diluted earnings per share (in Reais)	1.96	2.98	0.62